Accumulated Other Comprehensive Incom (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (235,463)	$ (159,778)	$ 11,685	$ (240,702)